Financial Instruments and Concentration	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments and Concentration

6. Financial Instruments and Concentration

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies, and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these consolidated financial statements.

Principal financial instruments

The principal financial instruments used by the Company, from which financial instrument risk arises, are as follows:

•	Accounts receivable and other receivables

•	Investments in associates

•	Accounts payable, accrued liabilities and other current liabilities

•	Other liabilities and notes payable

•	Capital leases

•	Lines of credit

•	Debt

The carrying amounts of the Company’s accounts receivable and other receivables, accounts payable, accrued liabilities, other current liabilities, other liabilities, capital leases, lines of credit, and debt approximate their fair values at December 31, 2014 and 2013, respectively, due to the short-term nature, maturities or nature of interest rates. Investments in associates are carried at amortized cost or their proportionate equity basis and written down to fair value if impairment is warranted.

Financial instruments — risk management

The Company is exposed through its operations to the following financial risks:

•	Credit risk

•	Fair value or cash flow interest rate risk

•	Foreign exchange risk

•	Other market price risk

•	Liquidity risk

Credit risk

Credit risk is the risk of financial loss to the Company if a patient, non-partner surgeon or insurance company fails to meet its contractual obligations. The Company, in the normal course of business, is exposed mainly to credit risk on its accounts receivable from insurance companies, other third-party payors, and doctors. Accounts receivables are net of applicable bad debt reserves, which are established based on specific credit risk associated with insurance companies and payors and other relevant information.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due and arises from the Company’s management of working capital. The Company’s objective to managing liquidity risk is to ensure that it will have sufficient cash to allow it to meet its liabilities when they become due. To achieve this objective, it seeks to maintain cash balances (or agreed facilities) to meet expected requirements. The liquidity risk of the Company and its subsidiaries is managed centrally by the Company’s finance function. The Company believes that there are currently no concerns of its ability to meet its liabilities as they become due for the foreseeable future.

A summary of certain information about our payor concentration is as follows:

MEDICAL SERVICES SEGMENT

PATIENT AND NET PROFESSIONAL FEEREVENUEBY PAYORS OF THENOBILIS FACILITIES

FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	97.0%	92.4%
Workers compensation	2.3%	4.5%
Medicare	0.7%	3.1%

Total	100.0%	100.0%

MARKETING & FACTORING SEGMENT

PATIENT AND NET PROFESSIONAL FEEREVENUEBY PAYORS OF THENOBILIS FACILITIES

FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	100.0%	0.0%
Workers compensation	0.0%	0.0%
Medicare	0.0%	0.0%

Total	100.0%	0.0%

The patient and net professional fee revenues by payors of the Nobilis facilities for the marketing and factoring segment were 0.0% for all payors in 2013, as this segment was acquired in December 2014.

Three facilities represent approximately 70.3% of the Company’s contracted marketing revenue and five facilities represent approximately 69.1% of the Company’s contracted marketing accounts receivable.

CONSOLIDATED SEGMENTS

PATIENT AND NET PROFESSIONAL FEEREVENUEBY PAYORS OF THENOBILIS FACILITIES

FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	97.1%	92.4%
Workers compensation	2.2%	4.5%
Medicare	0.7%	3.1%

Total	100.0%	100.0%

Market risk

Market risk is the risk that the fair value of future cash flows of financial instruments will fluctuate due to changes in interest rates and/or foreign currency exchange rates.

Interest rate risk

The Company entered into a revolving line of credit that, from time to time, may increase interest rates based on market index.

Foreign exchange risk

Foreign exchange risk arises because the Company has certain expenses that are incurred in Canadian dollars.

The Company is also exposed to currency risk on purchases made from vendors based in Canada. The Company had Canadian denominated cash (“Cdn”) of $0.1 million and a nominal amount of trade payables at December 31, 2014. The Company had Cdn of $3.1 million and a nominal amount of trade payables at December 31, 2013.